Income taxes - Summary of Effective Income Tax Rate Reconciliation (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 03, 2021	Jun. 27, 2020	Jul. 03, 2021	Jun. 27, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Effective income tax rate	18.90%	1.80%	10.70%	1.60%
Bio Ventus LLC [Member]
U.S. statutory federal corporate income tax rate					21.00%	21.00%	21.00%
LLC flow-through structure					(20.10%)	(8.80%)	(15.70%)
State and local income taxes, net of federal benefit					1.50%	2.40%	7.30%
Foreign rate differential					1.20%	1.70%	11.50%
Provision to return adjustment					3.90%		3.10%
Effective income tax rate					7.50%	16.30%	27.20%